Inventories (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Schedule of Inventory, Current	A summary of inventories is shown below:

	December 31, 2014	December 31, 2013
	(in millions)
Productive material	$562	$533
Work-in-process	104	132
Finished goods	347	349
Total	$1,013	$1,014